DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2015
Debt Obligations [Abstract]
Senior Notes and Loans
NOTE 11—DEBT OBLIGATIONS:

a.	Short-term debt:			December 31,
		Weighted average interest rate as of December 31	Maturity	2015	2014

				(U.S. $ in millions)
	Bank and financial institutions	2.05%		$75	$46
	Convertible debentures (see note 12)	0.25%	2026	521	530
	Current maturities of long-term liabilities			989	1,185

	Total short term debt			$1,585	$1,761

<>Short-term debt has an earliest date of repayment within 12 months.

Line of credit:

In November 2015, the Company entered into a $3 billion five-year unsecured syndicated credit facility (which will increase to $4.5 billion upon closing of the Actavis Generics acquisition, see note 2), replacing the previous $3 billion facility. As of December 31, 2015, the credit facility remained unutilized.

b.	Long-term debt includes the following:
	Weighted average interest rate as of December 31, 2015	Maturity	December 31,
			2015	2014

	%		(U.S. $ in millions)
Senior notes USD 613 million (1)	3.65%	2021	$611	$873
Senior notes USD 588 million (1)	3.65%	2021	586	873
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 950 million	2.40%	2016	950	950
Senior notes EUR 1,000 million	2.88%	2019	1,092	1,213
Senior notes USD 789 million (1)	6.15%	2036	780	974
Senior notes USD 844 million (1)	2.95%	2022	843	1,297
Senior notes CHF 450 million	1.50%	2018	455	455
Senior notes EUR 1,300 million (2)	1.25%	2023	1,409	-
Senior notes EUR 700 million (2)	1.88%	2027	762	-
Senior notes USD 1,000 million (3)	3.00%	2015	-	1,000

Fair value hedge accounting adjustments			(10)	(43)

Total senior notes			$8,178	$8,292

Term loan EUR 122 million (4)	EURIBOR + 1.0%	2015	-	148
Term loan JPY 35 billion	1.42%	2019	290	293
Term loan JPY 65 billion	0.99%	2017	544	549
Term loan JPY 35 billion	LIBOR +0.3%	2018	290	293
Other loans JPY 5 billion (5)	1.67%	2019	39	118
Total loans			$1,163	$1,401

Debentures USD 15 million	7.20%	2018	15	15
Other	7.48%	2026	5	-
Total debentures and others			$20	$15

Less current maturities			989	1,185

Derivative instruments			11	43

Total long term debt (6)			$8,383	$8,566

  In February 2015, Teva consummated a cash tender offer for certain of its outstanding senior notes. Teva paid $1.3 billion in aggregate consideration (applicable purchase price including premium and accrued interest) to redeem $1.2 billion aggregate principal amount of senior notes.

  Concurrently, Teva terminated an interest swap agreement designated as fair value hedge relating to its 2.95% senior notes due 2022 with respect to $456 million notional amount. In addition, Teva terminated a cross-currency swap agreement designated as cash flow hedge relating to its 3.65% senior notes due 2021 with respect to $287 million notional amount.

  The Company recorded $143 million expense in connection with the debt tender offer and the termination of the related swap agreements, recognized under financial expenses – net (see note 17).

  In March 2015, Teva Pharmaceutical Finance Netherlands II B.V., a Teva finance subsidiary, issued senior notes in an aggregate principal amount of €2.0 billion, comprised of: €1.3 billion due in March 2023 bearing interest of 1.25% and €0.7 billion due in March 2027 bearing interest of 1.88%. All such notes are guaranteed by Teva.
  In June 2015, Teva repaid at maturity $1.0 billion principal amount of its 3% fixed rate senior notes and settled the related $1.0 billion notional amount cross-currency swap agreement designated as cash flow hedge of these notes.
  In January 2015, Teva repaid a loan from the European Investment Bank (EIB) in the amount of €122 million. The loan had borne interest determined on the basis of EURIBOR + 1%.
  Comprised of several JPY loans. Maturity was computed using weighted averages. Management expects the loans to be repaid in 2016.
  Long term debt as of December 31, 2015 is effectively denominated (taking into consideration cross currency swap agreements) in the following currencies: euro 46%, U.S. dollar 35%, JPY 14% and Swiss franc 5%.

Certain loan agreements and debentures contain restrictive covenants, mainly the requirement to maintain certain financial ratios. As of December 31, 2015, the Company met all financial covenants.

The Company and certain subsidiaries entered into negative pledge agreements with certain banks and institutional investors. Under the agreements, the Company and such subsidiaries have undertaken not to register floating charges on assets in favor of any third parties without the prior consent of the banks, to maintain certain financial ratios and to fulfill other restrictions, as stipulated by the agreements.

The required annual principal payments of long-term debt as of December 31, 2015, starting with the year 2017, are as follows:
December 31,
2015

(U.S. $ in millions)
2017	$544
2018	760
2019	1,382
2020	700
2021 and thereafter	4,997
$8,383